Settlement Assets and Obligations - Schedule of Principal Components of Settlement Assets and Obligations (Details) - USD ($)		12 Months Ended
		Dec. 31, 2014		Mar. 31, 2015	Dec. 31, 2013
Current settlement assets:
Cash and cash equivalents		$ 1,419,000,000			$ 1,577,000,000
Investment securities		17,000,000			71,000,000
Due from card associations and bank partners		5,220,000,000			5,103,000,000
Due from merchants		899,000,000			791,000,000
Total current settlement assets		7,555,000,000	[1]	$ 7,688,000,000	7,542,000,000	[1]
Long-term settlement assets:
Investment securities	[1]	3,000,000			15,000,000
Total settlement assets		7,558,000,000			7,557,000,000
Settlement obligations:
Payment instruments outstanding		82,000,000			164,000,000
Card settlements due to merchants		7,475,000,000			7,389,000,000
Total current settlement obligations		7,557,000,000	[1]	$ 7,689,000,000	$ 7,553,000,000	[1]
Other disclosures
Net changes in settlement assets and obligations		$ 0

[1]	The majority of the Guarantor settlement assets relate to FDC’s merchant acquiring business. FDC believes the settlement assets are not available to satisfy any claims other than those related to the settlement liabilities.